Transactions with Related Parties (Details)	12 Months Ended
Dec. 31, 2011
Related Party Transaction
Redemption of DownREIT units in number of shares (in shares)	2
Mr. Klaritch, an executive vice president | HCPI/Tennessee, LLC
Related Party Transaction
Number of non-managing member units received on distribution of rights (in shares)	113,431